Notes Payable (Tables)	3 Months Ended
Mar. 31, 2020
Notes Payable [Abstract]
Outstanding Long-Term Borrowings Remaining Maturities
The outstanding long-term borrowings had the following remaining maturities as of the dates indicated (dollars in thousands):

Long-Term Borrowings Repayment Characteristics

As of March 31, 2020

	2020	2021	2022	2023	2024	2025	Total
MSR Term Facility
Borrowings under MSR Term Facility	$1,500	$2,000	$10,996	$-	$-	$-	$14,496
Servicing Advances Revolver
Borrowings under Servicing Advances Revolver	$-	$-	$8,204	$-	$-	$-	$8,204
MSR Revolver
Borrowings under MSR Revolver Facility	$-	$65,500	$-	$-	$-	$-	$65,500
Fannie Mae MSR Financing Facility
Borrowings under Fannie Mae MSR Financing Facility	$-	$84,000	$-	$-	$-	$-	$84,000
Total	$1,500	$151,500	$19,200	$-	$-	$-	$172,200

As of December 31, 2019

	2020	2021	2022	2023	2024	2025	Total
MSR Term Facility
Borrowings under MSR Term Facility	$2,000	$2,000	$10,996	$-	$-	$-	$14,996
MSR Revolver
Borrowings under MSR Revolver Facility	$-	$55,500	$-	$-	$-	$-	$55,500
Fannie Mae MSR Financing Facility
Borrowings under Fannie Mae MSR Financing Facility	$-	$97,000	$-	$-	$-	$-	$97,000
Total	$2,000	$154,500	$10,996	$-	$-	$-	$167,496